Long-Term Debt (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)
Debt Instrument [Line Items]
Subordinated debt	₨ 164,204.5	$ 2,478.6	₨ 175,849.0
Others	358,109.0	5,405.4	282,085.4
Total	₨ 522,313.5	$ 7,884.0	₨ 457,934.4